LITIGATION AND OTHER EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
LITIGATION AND OTHER EVENTS

NOTE 20 – LITIGATION AND OTHER EVENTS

Sites Related to Callahan Mining Corporation

In 1991, the Company acquired all of the outstanding common stock of Callahan Mining Corporation. Since then, the Company has received requests for information or notices of potential liability from state or federal agencies with regard to Callahan’s operations at sites in Idaho, Maine, Colorado and Washington. The Company did not make any decisions with respect to generation, transport or disposal of hazardous waste at these sites. Therefore, the Company believes that it is not liable for any potential cleanup costs either directly as an operator or indirectly as a parent. To date, none of these agencies have made any claims against the Company or Callahan for cleanup costs. The Company anticipates that further agency interaction may be possible with respect to three of these sites, discussed below.

Callahan operated a mine and mill in Brooksville, Maine from 1968 until 1972 and subsequently disposed of the property. In 2000, the U.S. Environmental Protection Agency, or EPA, made a formal request to the Company for information regarding the site. The site was placed on the National Priorities List on September 5, 2002, and the Maine Department of Transportation, a partial owner of the property, signed a consent order in 2005. In January 2009, the EPA and the State of Maine made additional formal requests to the Company for information relating to the site, to which the Company responded. The first phase of cleanup at the site began in April 2011.

The Van Stone Mine in Stevens County, Washington consists of several parcels and was mined from 1926 until 1993. Callahan sold its parcel in 1990. In February 2010, the State of Washington Department of Ecology notified Callahan Mining Corporation that it, among others, is a potentially liable person (PLP) under Washington law. Asarco LLC (“Asarco”), an affiliate of American Smelting and Refining Company, which developed the mill on the site in 1951, settled for $3.5 million. Another potentially liable person, Vaagen Brothers, signed a consent order which allows access to the site for a Remedial Investigation and Feasibility Study. Neither the Company nor Callahan Mining Corporation has received any further notices from the Washington Department of Ecology. On June 5, 2012, Asarco filed a lawsuit in the U.S. District Court for the Eastern District of Washington against five named defendants, including Callahan Mining Corporation, seeking contribution for the $3.5 million settlement. Callahan Mining Corporation filed a response and defense to the lawsuit on December 11, 2012 and does not believe it has any liability to Asarco. The Court has set a trial date for April 28, 2014. On January 23, 2013, the Court entered an Order dismissing one of the five named defendants from the lawsuit as a result of the parties reaching a settlement.

Callahan controlled the Akron Mine located in Gunnison County, Colorado under lease and option agreements with several owners from 1937-1960. In December 2003, the United States Forest Service (“USFS”) made a formal request for information to the Company for information regarding the site, to which the Company responded. In February 2007, the USFS made a formal request for information to Callahan for information regarding the site, to which Callahan responded. In April 2013, the USFS made a formal request for information to the Company regarding the site, to which the Company responded on June 10, 2013.

Bolivian Temporary Restriction on Mining above 4,400 Meters

On October 14, 2009, the Bolivian state-owned mining organization, COMIBOL, announced by resolution that it was temporarily suspending mining activities above the elevation of 4,400 meters above sea level while stability studies of Cerro Rico mountain are undertaken. The Company holds rights to mine above this elevation under valid contracts with COMIBOL as well as under authorized contracts with local mining cooperatives that hold their rights under contract themselves with COMIBOL. The Company temporarily adjusted its mine plan to confine mining activities to the ore deposits below 4,400 meters above sea level and timely notified COMIBOL of the need to lift the restriction.

The Cooperative Reserva Fiscal, with which the Company has one of those contracts, subsequently interpreted the COMIBOL resolution and determined that the Huacajchi deposit was not covered by such resolution. In March 2010, the Cooperative Reserva Fiscal notified COMIBOL that, based on its interpretation, it was resuming mining of high grade material above the 4,400 meter level in the Huacajchi deposit. In December 2011, the Cooperative Reserva Fiscal sent a similar notification to COMIBOL with respect to a further area above the 4,400 meter level known as Huacajchi Sur. Based on these notifications and on the absence of any objection from COMIBOL, the Company resumed mining operations at the San Bartolomé mine on the Huacajchi deposit and Huacajchi Sur. Mining in other areas above the 4,400 meter level continues to be suspended.

The partial suspension may reduce production until the Company is able to resume mining above 4,400 meters generally. It is uncertain at this time how long the suspension will remain in place. In addition, it is possible that COMIBOL may decide that the Company’s operations at the Huacajchi deposit or Huacajchi Sur are subject to the COMIBOL resolution, which may force the Company to cease mining at such deposits. If COMIBOL objects to the Company mining at the Huacajchi deposit or Huacajchi Sur or if the other restrictions are not lifted, the Company may need to write down the carrying value of the asset. It is also uncertain if any new mining or investment policies or shifts in political attitude may affect mining in Bolivia.

Unpatented Mining Claims Dispute at Rochester in Nevada

On December 5, 2011, Coeur Rochester filed a lawsuit in the Sixth Judicial District Court of Nevada against Rye Patch Gold Corp and Rye Patch Gold US, Inc. seeking a declaratory judgment as to Coeur Rochester’s ownership of 447 unpatented mining claims covering approximately 8,600 acres of federal lands in and surrounding the Coeur Rochester mine operation. On December 5, 2011, Rye Patch Gold US, Inc. filed a similar action asserting its interest in the claims in the Second Judicial District Court of Nevada. The Rye Patch action was subsequently moved to the Sixth Judicial Court and consolidated with Coeur Rochester’s pending action. The dispute stemmed from competing asserted interests in the mining claims between Coeur Rochester and Rye Patch following Coeur Rochester’s inadvertent failure to pay annual mining claim maintenance fees.

On June 24, 2013, Coeur Rochester entered into a Settlement Agreement and Mutual Release (the “Settlement Agreement”) with Rye Patch. The closing of the transactions contemplated by the Settlement Agreement (the “Closing”) occurred on June 27, 2013. At the Closing, in accordance with the terms of the Settlement Agreement, all disputes among Coeur Rochester and Rye Patch regarding the competing unpatented mining claims were mutually released and Coeur Rochester and Rye Patch agreed to take necessary actions to cause all pending litigation involving the parties associated with the competing claims to be dismissed with prejudice. In addition, Coeur Rochester acquired all Rye Patch mining claims in dispute with those of Coeur Rochester, in exchange for (1) a $10 million cash payment, (2) the granting to Rye Patch of a 3.4% net smelter returns royalty on up to 39.4 million silver equivalent ounces produced and sold from the Rochester Mine beginning January 1, 2014, payable in cash on a quarterly basis, which had an estimated fair value of $22.0 million, and (3) granting Rye Patch an option to acquire CRI’s federal patented mining claim called “Blue Bird” (which option was timely exercised by Rye Patch and the transfer of the “Blue Bird” claim to Rye Patch occurred on July 11, 2013).

Appeal of Plan of Operations Amendment at Rochester in Nevada

The Rochester property is also the subject of an administrative appeal filed by Great Basin Resource Watch (“GBRW”) with the Interior Board of Land Appeals (“IBLA”). This appeal challenges the decision of the U.S. Bureau of Land Management (“BLM”) to approve a plan of operations amendment permitting resumed mining in the existing mine pit and construction of a new heap leach pad. GBRW asserts that the National Environmental Policy Act (“NEPA”) required an Environmental Impact Statement for the plan of operations amendment, as opposed to the Environmental Assessment (“EA”) that was prepared. GBRW further alleges that BLM violated the Federal Land Policy & Management Act (“FLPMA”) by failing to avoid unnecessary and undue degradation of public lands. Because GBRW did not seek a stay of BLM’s decision, operations are proceeding as approved. Coeur was granted intervenor status in the appeal and is actively participating in its resolution. The BLM and Coeur assert that the EA complies with NEPA and that BLM complied with FLPMA by, among other things, requiring mitigation of any possible future effects on water quality. BLM filed a Supplemental Briefing on March 1, 2012 regarding additional analysis conducted by the BLM further supporting and strengthening BLM and Coeur’s positions that the EA complies with NEPA. The Company cannot predict whether this will result in further briefing with the IBLA, when the IBLA will rule on the appeal or what impact, if any, an adverse ruling may have on Rochester’s operations.

NOTE 23 – LITIGATION AND OTHER EVENTS

Sites Related to Callahan Mining Corporation

In 1991, the Company acquired all of the outstanding common stock of Callahan Mining Corporation. Since then, the Company has received requests for information or notices of potential liability from state or federal agencies with regard to Callahan’s operations at sites in Idaho, Maine, Colorado and Washington. The Company did not make any decisions with respect to generation, transport or disposal of hazardous waste at these sites. Therefore, the Company believes that it is not liable for any potential cleanup costs either directly as an operator or indirectly as a parent. To date, none of these agencies have made any claims against the Company or Callahan for cleanup costs. The Company anticipates that further agency interaction may be possible with respect to two of these sites.

Callahan operated a mine and mill in Brooksville, Maine from 1968 until 1972 and subsequently disposed of the property. In 2000, the U.S. Environmental Protection Agency, or EPA, made a formal request to the Company for information regarding the site. The site was placed on the National Priorities List on September 5, 2002, and the Maine Department of Transportation, a partial owner of the property, signed a consent order in 2005. In January 2009, the EPA and the State of Maine made additional formal requests to the Company for information relating to the site, to which the Company responded. The first phase of cleanup at the site began in April 2011.

The Van Stone Mine in Stevens County, Washington consists of several parcels and was mined by several owners from 1926 until 1993. Callahan held an ownership interest in the Van Stone Mine from 1971 to 1990. In February 2010, the State of Washington Department of Ecology notified Callahan Mining Corporation that it, among others, is a potentially liable person (PLP) under Washington law. Asarco LLC (“Asarco”), an affiliate of American Smelting and Refining Company, which developed the mill on the site in 1951, settled for $3.5 million. Another potentially liable person, Vaagen Brothers, signed a consent order which allows access to the site for a Remedial Investigation and Feasibility Study. Neither the Company nor Callahan Mining Corporation has received any further notices from the Washington Department of Ecology. On June 5, 2012, Asarco filed a lawsuit in the U.S. District Court for the Eastern District of Washington against five named defendants, including Callahan Mining Corporation, seeking contribution for the $3.5 million settlement. Callahan Mining Corporation filed a response and defense to the lawsuit on December 11, 2012 and does not believe it has any liability to Asarco. The Court has set a trial date for April 28, 2014.

Bolivian Temporary Restriction on Mining above 4,400 Meters

On October 14, 2009, the Bolivian state-owned mining organization, COMIBOL, announced by resolution that it was temporarily suspending mining activities above the elevation of 4,400 meters above sea level while stability studies of Cerro Rico mountain are undertaken. The Company holds rights to mine above this elevation under valid contracts with COMIBOL as well as under authorized contracts with local mining cooperatives that hold their rights under contract themselves with COMIBOL. The Company temporarily adjusted its mine plan to confine mining activities to the ore deposits below 4,400 meters above sea level and timely notified COMIBOL of the need to lift the restriction.

The Cooperative Reserva Fiscal, with which the Company has one of those contracts, subsequently interpreted the COMIBOL resolution and determined that the Huacajchi deposit was not covered by such resolution. In March 2010, the Cooperative Reserva Fiscal notified COMIBOL that, based on its interpretation, it was resuming mining of high grade material above the 4,400 meter level in the Huacajchi deposit. In December 2011, the Cooperative Reserva Fiscal sent a similar notification to COMIBOL with respect to a further area above the 4,400 meter level known as Huacajchi Sur. Based on these notifications and on the absence of any objection from COMIBOL, the Company resumed mining operations at the San Bartolomé mine on the Huacajchi deposit and Huacajchi Sur. Mining in other areas above the 4,400 meter level continues to be suspended.

The partial suspension may reduce production until the Company is able to resume mining above 4,400 meters generally. It is uncertain at this time how long the suspension will remain in place. In addition, it is possible that COMIBOL may decide that the Company’s operations at the Huacajchi deposit or Huacajchi Sur are subject to the COMIBOL resolution, which may force the Company to cease mining at such deposits. If COMIBOL objects to the Company mining at the Huacajchi deposit or Huacajchi Sur or if the other restrictions are not lifted, the Company may need to write down the carrying value of the asset. It is also uncertain if any new mining or investment policies or shifts in political attitude may affect mining in Bolivia.

Unpatented Mining Claims Dispute at Rochester in Nevada

On December 5, 2011, Coeur Rochester filed a lawsuit in the Sixth Judicial District Court of Nevada against Rye Patch Gold Corp and Rye Patch Gold US, Inc. seeking a declaratory judgment as to Coeur Rochester’s ownership of 447 unpatented mining claims covering approximately 8,600 acres of federal lands in and surrounding the Coeur Rochester mine operation. On December 5, 2011, Rye Patch Gold US, Inc. filed a similar action asserting its interest in the claims in the Second Judicial District Court of Nevada. The Rye Patch action was subsequently moved to the Sixth Judicial Court and consolidated with Coeur Rochester’s pending action. The dispute stems from competing asserted interests in the mining claims between Coeur Rochester and Rye Patch following Coeur Rochester’s inadvertent failure to pay annual mining claim maintenance fees. On December 5, 2011, the court issued a temporary restraining order prohibiting Rye Patch from entering the property. On December 20, 2011, following a hearing, the District Court judge issued a preliminary injunction, enjoining Rye Patch from entering certain active mine areas at the Coeur Rochester mine operation. On March 6, 2012 Rye Patch filed a Motion for Preliminary Injunction to which Coeur Rochester responded in opposition on March 21, 2012. It is Coeur Rochester’s position that there is no new material for review by the Court since the original preliminary injunction was granted in favor of Coeur Rochester. However, if granted in favor of Rye Patch, a preliminary injunction could halt Coeur Rochester’s mining operations on the disputed claims. On May 7, 2012, the Court appointed a Special Master to address certain pre-trial matters. A hearing on the Motion was held before the Special Master appointed by the Court on June 27-28, 2012. On August 6, 2012, the Special Master issued a recommendation that the Court deny Rye Patch’s motion on the grounds that Rye Patch did not demonstrate a likelihood of success on the merits of the case and did not show that it would suffer irreparable harm if a preliminary injunction were not granted. On August 9-10, 2012, the Court entered orders adopting a number of recommendations made by the Special Master regarding several pending motions, including an order denying Rye Patch’s motion to revoke the appointment of the Special Master. On October 12, 2012, the Court continued the original November 2012 trial date, which has since been re-scheduled for September 2013.

On August 27, 2012, Coeur Rochester filed a Motion for Partial Summary Judgment with the Court, requesting the Court enter an Order declaring that Rye Patch’s LH Claims located within Coeur Rochester’s current Bureau of Land Management (BLM) approved plan of operations boundary are invalid because claims located by trespass cannot be valid. On August 29, 2012, Rye Patch filed a competing Motion for Partial Summary Judgment requesting the Court enter an Order declaring Coeur Rochester’s old unpatented mining claims as forfeited for failure to pay the annual maintenance fees to the BLM and that Rye Patch had a federal statutory right to locate the LH claims. Coeur Rochester and Rye Patch each has responded in opposition to the other party’s motions and filed subsequent replies to the opposition.

On September 7, 2012, Rye Patch filed a petition with the Nevada Supreme Court requesting a special writ be issued to the District Court to prevent its enforcement of its appointment of the Special Master. On October 5, 2012, the Supreme Court entered an order granting Rye Patch’s request for a temporary stay of the appointment of the Special Master. Coeur Rochester filed an answer to Rye Patch’s appeal with respect to the appointment of the Special Master on November 5, 2012. The Supreme Court will determine whether to hold a hearing or decide the appeal based only on the written filings.

The Company believes it holds a superior property interest to Rye Patch based on flaws in the Rye Patch claims, and the Company’s valid possessory rights in the claims. The mine operates under an approved BLM plan of operations and has continued normal operations while the legal action is pending. The Company cannot predict how the court will rule on the ownership interest in the claims and if all or some of the claims at issue will be retained by the Company. The Company believes there will be no impact to the current silver and gold reserves at Coeur Rochester as a result of the claims dispute. Furthermore, the Company believes the likelihood of a loss or impairment of assets is remote. The Company believes an adverse outcome would cause it to modify existing plans to further expand future mining operations, would require permits to be updated to reflect changes in claim ownership arising from an adverse outcome and would prevent the Company from future exploration in areas that are subject to any claims ultimately determined to be held by third parties.

Appeal of Plan of Operations Amendment at Rochester in Nevada

The Rochester property is also the subject of an administrative appeal filed by Great Basin Resource Watch (“GBRW”) with the Interior Board of Land Appeals (“IBLA”). This appeal challenges the decision of the U.S. Bureau of Land Management (“BLM”) to approve a plan of operations amendment permitting resumed mining in the existing mine pit and construction of a new heap leach pad. GBRW asserts that the National Environmental Policy Act (“NEPA”) required an Environmental Impact Statement for the plan of operations amendment, as opposed to the Environmental Assessment (“EA”) that was prepared. GBRW further alleges that BLM violated the Federal Land Policy & Management Act (“FLPMA”) by failing to avoid unnecessary and undue degradation of public lands. Because GBRW did not seek a stay of BLM’s decision, operations are proceeding as approved. Coeur was granted intervenor status in the appeal and is actively participating in its resolution. The BLM and Coeur assert that the EA complies with NEPA and that BLM complied with FLPMA by, among other things, requiring mitigation of any possible future effects on water quality. BLM filed a Supplemental Briefing on March 1, 2012 regarding additional analysis conducted by the BLM further supporting and strengthening BLM and Coeur’s positions that the EA complies with NEPA. The Company cannot predict whether this will result in further briefing with the IBLA, when the IBLA will rule on the appeal or what impact, if any, an adverse ruling may have on Rochester’s operations.